Basis of Presentation and Significant Accounting Policies - Concentration Risks (Details) (Customer Concentration Risk [Member], Sales [Member])	12 Months Ended
	Dec. 31, 2012 customer	Dec. 31, 2011 customer	Dec. 31, 2010 customer
Customer Concentration Risk [Member] | Sales [Member]
Product Information [Line Items]
Customers at benchmark (in customers)	0	1	0
Concentration risk, percentage	10.00%	11.00%	10.00%